Document and Entity Information Document (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 18, 2013	Jun. 30, 2012
Entity Information [Line Items]
Entity Registrant Name	UNION BANKSHARES INC
Entity Central Index Key	0000706863
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Document Type	10-K
Document Period End Date	Dec. 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding		4,455,406
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 62,913,720